                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     11/04/2005
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            80

Form 13F Information Table Value Total:    $2,858,411

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                            COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7     VOTING AUTHORITY
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NAME OF                             TITLE OF                VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 ISSUER                              CLASS       CUSIP     [x$1000] PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HLDGS ADR                    ADR       937102       73797  3074889   SH              SOLE            3074889
AKZO NOBEL NV SPONSORED ADR           ADR       010199305    19669   450602   SH              SOLE             450602
DIAGEO PLC- SPONSORED ADR             ADR       25243Q205    45554   785279   SH              SOLE             785279
GALLAHER GROUP PLC                    ADR       363595109      404     6500   SH              SOLE               6500
GLAXO SMITHKLINE PLC SPONSORED        ADR       37733W105    58758  1145822   SH              SOLE            1145822
HEINEKEN HOLDINGS 'A' ADRS            ADR       B0DM8G4      19928   705407   SH              SOLE             705407
HEINEKEN NV ADR                       ADR       2419176      35035  1087951   SH              SOLE            1087951
NOVARTIS AG ADR                       ADR       66987V109    17186   336971   SH              SOLE             336971
ROYAL DUTCH SHELL PLC-A SHARES        ADR       780259206      538     8200   SH              SOLE               8200
SANOFI-AVENTIS ADR                    ADR       80105N105    43299  1042104   SH              SOLE            1042104
UNILEVER (UL)                         ADR       904767704    19483   461454   SH              SOLE             461454
UNILEVER (UN)                         ADR       904784709    48599   680179   SH              SOLE             680179
HEINEKEN HOLDING NV                   COM       B0CCH46     247581  8371442   SH              SOLE            8371442
ENNSTONE PLC                          COM       0178725       3266  4558750   SH              SOLE            4558750
HONDA MOTOR CO LTD                    COM       6435145        850    15000   SH              SOLE              15000
21ST CENTURY INS GROUP                COM       90130N103    14836   930152   SH              SOLE             930152
ACMAT CORP CLASS A                    COM       004616207      778    51890   SH              SOLE              51890
ALLIED IRISH BANKS PLC                COM       019228402      325     7600   SH              SOLE               7600
AMERICAN EXPRESS COMPANY              COM       025816109   166879  2905277   SH              SOLE            2848733         56544
AMERICAN NATIONAL INSURANCE CO        COM       028591105    87916   738048   SH              SOLE             713367         24681
ANHEUSER-BUSCH COS. INC.              COM       035229103      654    15200   SH              SOLE              15200
BANK OF AMERICA CORP COM              COM       060505104    57465  1364955   SH              SOLE            1265955         99000
BERKSHIRE HATHAWAY INC DEL            COM       084670108    15498      189   SH              SOLE                189
CENTRAL STEEL & WIRE CO               COM       155411101      244      412   SH              SOLE                412
CHEVRONTEXACO CORP                    COM       166764100     1273   196600   SH              SOLE              19660
COMCAST CORP - CLASS A                COM       20030N101      670    22793   SH              SOLE              22793
COMCAST CORP SPECIAL CLASS A          COM       20030N200   125627  4365097   SH              SOLE            4028097        337000
COMERICA INCORPORATED                 COM       200340107     2422    41125   SH              SOLE              41125
COMMONWEALTH TELEPHONE ENTERPR        COM       203349105     9072   240649   SH              SOLE             240649
CORVEL CORP                           COM       221006109     1113    46467   SH              SOLE              46467
DOLLAR THRIFTY AUTOMOTIVE             COM       256743105    15736   467353   SH              SOLE             467353
ELECTRONIC DATA SYSTEMS CORP          COM       285661104    14478   645187   SH              SOLE             477933        167254
EXXON MOBIL CORPORATION               COM       30231G102      284     4468   SH              SOLE               4468
FEDERATED DEPARTMENT STORES           COM       31410H101      247     3700   SH              SOLE               3700
FEDERATED INVESTORS INC (PA.)         COM       314211103    84951  2556457   SH              SOLE            2464457         92000
FIRST LONG ISLAND CORP - NY           COM       320734106     2227    50044   SH              SOLE              50044
FISHER COMPANIES INC                  COM       337756209      271     5824   SH              SOLE               5824
GATX CORP                             COM       361448103     5809   146876   SH              SOLE             146876
GENERAL ELECTRIC CO                   COM       369604103      636    18900   SH              SOLE              18900
GEOGRAPHIC DATA TECHNOLOGY, IN        COM       372245210        0    20250   SH              SOLE              20250
GORMAN-RUPP CO                        COM       383082104    14591   606715   SH              SOLE             606715
GREAT AMERN FINL RES INC              COM       389915109    20840  1042010   SH              SOLE            1042010
HEINZ H J CO                          COM       423074103      248     6800   SH              SOLE               6800
HIBERNIA CORP  CL-A                   COM       428656102     4034   134271   SH              SOLE             134271
KANSAS CITY LIFE INSURANCE COM        COM       484836101      845    16520   SH              SOLE              16520
LEUCADIA NATIONAL CORP                COM       527288104    15607   362107   SH              SOLE             362107
LEXMARK INTERNATIONAL                 COM       529771107     9092   148930   SH              SOLE              95730         53200
MB FINANCIAL, INC.                    COM       55264U108     1010    25911   SH              SOLE              25911
MBIA INC                              COM       55262C100   157370  2596010   SH              SOLE            2479410        116600
MERCHANTS GROUP, INC.                 COM       588539106     2536    95694   SH              SOLE              95694
MFC BANCORP LTD                       COM       55271x202      334    13380   SH              SOLE              13380
NATIONAL WESTERN LIFE INS CO          COM       638522102    49989   236632   SH              SOLE             236632

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                            COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                             TITLE OF                VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 ISSUER                              CLASS       CUSIP     [x$1000] PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL SERVICES GROUP I       COM        693475105    98085  1690532   SH              SOLE            1639532          51000
POPULAR INC.                         COM        733174106    72964  3012547   SH              SOLE            3012547
PROQUEST COMPANY                     COM        74346p102    84160  2324853   SH              SOLE            2324853
RAMCO GERSHENSON PROPERTIES TR       COM        751452202     9105   311938   SH              SOLE             311938
RAYONIER INC                         COM        754907103    24926   432591   SH              SOLE             432591
SAUL CENTERS INC                     COM        804395101      252     7000   SH              SOLE               7000
SHENANDOAH TELECOMMUNICATIONS        COM        82312B106      547    13280   SH              SOLE              13280
SHERWIN WILLIAMS CO                  COM        824348106      344     7800   SH              SOLE               7800
STEPAN CO                            COM        858586100     3745   149435   SH              SOLE             149435
TECUMSEH PRODUCTS COMPANY CLAS       COM        878895200     1081    50215   SH              SOLE              50215
TECUMSEH PRODUCTS COMPANY CLAS       COM        878895101      286    13890   SH              SOLE              13890
TORCHMARK CORP                       COM        891027104   113565  2149636   SH              SOLE            2149636
TRANSATLANTIC HLDGS                  COM        893521104   133647  2344677   SH              SOLE            2198353         146324
TRIBUNE CO                           COM        896047107    38157  1125915   SH              SOLE            1044795          81120
TRUSTMARK CORPORATION                COM        898402102     1069    38400   SH              SOLE              38400
UNIFIRST CORP                        COM        904708104     5566   158705   SH              SOLE              98305          60400
URSTADT BIDDLE PROPERTIES INC.       COM        917286106      241    15000   SH              SOLE              15000
UST INC                              COM        902911106      483    11545   SH              SOLE              11545
VERIZON COMMUNICATIONS               COM        92343V104      311     9525   SH              SOLE               9525
WELLS FARGO & COMPANY                COM        949746101    77164  1317473   SH              SOLE            1317473
AMERICAN INT'L GROUP                 COM        268741071   152603  2462932   SH              SOLE            2375232          87700
BRISTOL MYERS SQUIBB CO              COM        110122108    57119  2374010   SH              SOLE            2207010         167000
COCA COLA FEMSA                      COM        191241108    96995  3631414   SH              SOLE            3459914         171500
HOLLINGER INTERNATIONAL INC          COM        435569108   110743  11300316  SH              SOLE           11300316
JOHNSON & JOHNSON                    COM        478160104    26588   420171   SH              SOLE             420171
NATUZZI SPA                          COM        63905A101    39894  4847327   SH              SOLE            4847327
PFIZER INC                           COM        717081103   188235  7538462   SH              SOLE            7358462         180000
SCHERING PLOUGH CORP                 COM        806605101      680    32288   SH              SOLE              32288